Borrowings - Other borrowings (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	R 20,298	R 18,383	R 23,736
Loans raised	8,000	20,622	16,289
Loans repaid	(8,003)	(20,252)	(18,335)
Borrowings acquired on acquisition of subsidiary	39	0	0
Gain/(loss) on foreign exchange differences	(616)	(1,149)	255
Balance at end of the year	22,728	20,298	18,383
Other borrowings
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	0	0	0
Loans raised	0	1,711	4,071
Loans repaid	(3)	(1,684)	(4,020)
Borrowings acquired on acquisition of subsidiary	39	0	0
Gain/(loss) on foreign exchange differences	6	(27)	(51)
Balance at end of the year	R 42	R 0	R 0